Shareholder Report, Average Annual Return (Details)			1 Months Ended		8 Months Ended	12 Months Ended			20 Months Ended	60 Months Ended	69 Months Ended	120 Months Ended
	Jan. 30, 2023	Dec. 19, 2018	Feb. 29, 2024	Oct. 31, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000238675
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert International Responsible Index ETF
C000238680
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert Ultra-Short Investment Grade ETF
C000238676
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index ETF
C000238677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
C000238678
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Mid-Cap Core Responsible Index ETF
C000238679
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Select Equity ETF
C000247848
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Eaton Vance Floating-Rate ETF
C000245530
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Eaton Vance High Yield ETF
C000245531
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Eaton Vance Intermediate Municipal Income ETF
C000248456
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Eaton Vance Short Duration Income ETF
C000247027
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Eaton Vance Short Duration Municipal Income ETF
C000247024
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Eaton Vance Total Return Bond ETF
C000245532
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Eaton Vance Ultra-Short Income ETF
C000245536
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Parametric Equity Premium Income ETF
C000245534
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Parametric Hedged Equity ETF
Without Sales Load [Member] | C000238675
Average Annual Return [Line Items]
Average Annual Return, Percent						26.55%			14.03%
Without Sales Load [Member] | C000238680
Average Annual Return [Line Items]
Average Annual Return, Percent						6.89%			6.28%
Without Sales Load [Member] | C000238676
Average Annual Return [Line Items]
Average Annual Return, Percent						36.47%			25.41%
Without Sales Load [Member] | C000238677
Average Annual Return [Line Items]
Average Annual Return, Percent						31.65%			24.37%
Without Sales Load [Member] | C000238678
Average Annual Return [Line Items]
Average Annual Return, Percent						27.76%			13.00%
Without Sales Load [Member] | C000238679
Average Annual Return [Line Items]
Average Annual Return, Percent						35.53%			22.17%
Without Sales Load [Member] | C000247848
Average Annual Return [Line Items]
Average Annual Return, Percent					4.64%
Without Sales Load [Member] | C000245530
Average Annual Return [Line Items]
Average Annual Return, Percent							14.88%
Without Sales Load [Member] | C000245531
Average Annual Return [Line Items]
Average Annual Return, Percent							9.85%
Without Sales Load [Member] | C000248456
Average Annual Return [Line Items]
Average Annual Return, Percent						8.94%				2.34%		2.71%
Without Sales Load [Member] | C000247027
Average Annual Return [Line Items]
Average Annual Return, Percent						5.78%				1.95%	1.90%
Without Sales Load [Member] | C000247024
Average Annual Return [Line Items]
Average Annual Return, Percent						13.96%				1.17%		3.40%
Without Sales Load [Member] | C000245532
Average Annual Return [Line Items]
Average Annual Return, Percent							6.79%
Without Sales Load [Member] | C000245536
Average Annual Return [Line Items]
Average Annual Return, Percent							16.38%
Without Sales Load [Member] | C000245534
Average Annual Return [Line Items]
Average Annual Return, Percent							17.76%
MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Average Annual Return, Percent						24.98%			13.25%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent						12.08%			4.97%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						35.68%			25.50%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						35.68%			25.50%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						36.35%			26.15%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						35.68%			25.50%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Index
Average Annual Return, Percent					5.79%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Index
Average Annual Return, Percent							12.88%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Average Annual Return, Percent							10.09%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Universal Index
Average Annual Return, Percent						12.08%				0.70%		2.15%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Universal Index
Average Annual Return, Percent						12.08%				0.70%		2.15%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Index
Average Annual Return, Percent							12.88%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							33.60%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							33.60%
Calvert International Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert International Responsible Index
Average Annual Return, Percent						26.68%			14.15%
Bloomberg 9-12 Months Short Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 9-12 Months Short Treasury Index
Average Annual Return, Percent						5.99%			5.30%
Calvert US Large-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Average Annual Return, Percent						36.76%			25.70%
Calvert US Large-Cap Diversity Research Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Diversity Research Index
Average Annual Return, Percent						31.89%			24.63%
Calvert US Mid-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Mid-Cap Core Responsible Index
Average Annual Return, Percent						28.09%			13.25%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						29.33%			15.13%
Morningstar LSTA U.S. Leveraged Loan Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA U.S. Leveraged Loan Total Return Index
Average Annual Return, Percent					5.72%
ICE BofA BB-B U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA BB-B U.S. High Yield Index
Average Annual Return, Percent							15.50%
ICE BofA 2-17 Year U.S. Municipal Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA 2-17 Year U.S. Municipal Securities Index
Average Annual Return, Percent							8.50%
Bloomberg U.S. Credit 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Credit 1-5 Year Index
Average Annual Return, Percent						9.39%				2.12%		2.36%
Short Duration Income Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Short Duration Income Blend Index
Average Annual Return, Percent						7.85%				1.82%		1.59%
Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return, Percent						7.19%				1.70%		1.64%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent						10.37%				1.39%	2.42%
ICE BofA 1-3 Year US Municipal Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year US Municipal Securities Index
Average Annual Return, Percent						5.47%				1.40%	1.61%
Short Duration Municipal Income Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short Duration Municipal Income Blended Index
Average Annual Return, Percent						5.47%				1.72%	1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						11.57%				0.33%		1.84%
Bloomberg 9-12 Months Short Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg 9-12 Months Short Treasury Index
Average Annual Return, Percent							5.72%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent							27.78%